Shareholder Report	12 Months Ended
	Jan. 31, 2026 USD ($) Holding	Jan. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000034229
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class A
Trading Symbol	EAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.46%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea, including its technology sector, detracted from returns as tech stocks propelled significant country-level gains

↓ Sector allocations and an underweight exposure to Taiwan detracted from Index-relative returns as technology stocks drove a significant country-wide rally

↓ An overweight exposure to Turkey hurt returns as a significant decline in Turkey’s foreign exchange rate versus the dollar weighed on overall results for the country

↑ In contrast, an underweight exposure to India contributed to performance as India’s market struggled to gain ground due to trade frictions with the U.S.

↑ Sector allocations and an underweight exposure to China helped returns as ongoing property sector weakness and U.S. trade tensions weighed on market performance

↑ An overweight exposure to Peru contributed to Index-relative returns as the headline performance was boosted by a significant rally among mining companies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
1/16	$10,000	$10,000
2/16	$9,561	$9,984
3/16	$10,691	$11,305
4/16	$10,941	$11,366
5/16	$10,458	$10,942
6/16	$10,799	$11,380
7/16	$11,279	$11,952
8/16	$11,306	$12,249
9/16	$11,393	$12,407
10/16	$11,393	$12,436
11/16	$10,930	$11,864
12/16	$11,107	$11,890
1/17	$11,685	$12,541
2/17	$11,957	$12,925
3/17	$12,211	$13,251
4/17	$12,386	$13,541
5/17	$12,605	$13,941
6/17	$12,631	$14,082
7/17	$13,222	$14,921
8/17	$13,531	$15,254
9/17	$13,443	$15,193
10/17	$13,567	$15,726
11/17	$13,549	$15,757
12/17	$14,107	$16,323
1/18	$15,112	$17,683
2/18	$14,556	$16,868
3/18	$14,376	$16,554
4/18	$14,233	$16,481
5/18	$13,506	$15,897
6/18	$13,040	$15,237
7/18	$13,435	$15,571
8/18	$12,927	$15,150
9/18	$12,909	$15,070
10/18	$12,119	$13,758
11/18	$12,388	$14,324
12/18	$12,130	$13,945
1/19	$13,083	$15,166
2/19	$13,009	$15,200
3/19	$12,991	$15,328
4/19	$13,156	$15,650
5/19	$12,615	$14,515
6/19	$13,220	$15,421
7/19	$13,009	$15,232
8/19	$12,460	$14,489
9/19	$12,615	$14,766
10/19	$12,954	$15,389
11/19	$12,945	$15,367
12/19	$13,623	$16,514
1/20	$13,022	$15,744
2/20	$12,027	$14,914
3/20	$9,436	$12,617
4/20	$10,281	$13,772
5/20	$10,619	$13,878
6/20	$11,116	$14,898
7/20	$11,652	$16,229
8/20	$11,897	$16,588
9/20	$11,605	$16,322
10/20	$11,521	$16,658
11/20	$12,978	$18,199
12/20	$13,983	$19,537
1/21	$13,964	$20,136
2/21	$14,154	$20,290
3/21	$14,220	$19,984
4/21	$14,581	$20,481
5/21	$15,141	$20,956
6/21	$15,217	$20,992
7/21	$14,695	$19,579
8/21	$15,208	$20,092
9/21	$14,837	$19,293
10/21	$14,894	$19,484
11/21	$14,125	$18,690
12/21	$14,570	$19,040
1/22	$14,580	$18,680
2/22	$14,136	$18,122
3/22	$14,068	$17,712
4/22	$13,432	$16,727
5/22	$13,422	$16,801
6/22	$12,486	$15,684
7/22	$12,640	$15,646
8/22	$12,631	$15,711
9/22	$11,550	$13,869
10/22	$11,762	$13,439
11/22	$13,026	$15,432
12/22	$12,923	$15,215
1/23	$13,658	$16,416
2/23	$13,064	$15,352
3/23	$13,336	$15,817
4/23	$13,447	$15,638
5/23	$13,114	$15,375
6/23	$13,578	$15,959
7/23	$14,383	$16,952
8/23	$13,789	$15,908
9/23	$13,437	$15,492
10/23	$12,862	$14,890
11/23	$13,688	$16,082
12/23	$14,143	$16,710
1/24	$13,740	$15,934
2/24	$14,174	$16,692
3/24	$14,443	$17,106
4/24	$14,454	$17,183
5/24	$14,712	$17,280
6/24	$14,764	$17,961
7/24	$14,971	$18,015
8/24	$15,199	$18,305
9/24	$15,850	$19,528
10/24	$15,323	$18,659
11/24	$15,074	$17,989
12/24	$14,907	$17,964
1/25	$15,238	$18,285
2/25	$15,163	$18,374
3/25	$15,334	$18,490
4/25	$15,643	$18,733
5/25	$16,165	$19,532
6/25	$16,868	$20,707
7/25	$17,145	$21,110
8/25	$17,678	$21,381
9/25	$18,253	$22,911
10/25	$18,669	$23,868
11/25	$18,616	$23,297
12/25	$18,956	$23,994
1/26	$20,379	$26,118

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	33.75%	7.85%	7.95%
Class A with 5.25% Maximum Sales Charge	26.75%	6.69%	7.37%
MSCI Emerging Markets Index (net of foreign withholding taxes)	42.84%	5.34%	10.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 217,564,694
Holdings Count | Holding	1,162
Advisory Fees Paid, Amount	$ 1,436,513
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$217,564,694
# of Portfolio Holdings	1,162
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,436,513

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	0.6%
Africa	7.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	17.0%
Asia	49.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Delta Electronics (Thailand) PCL	1.3%
Tencent Holdings Ltd.	1.1%
Samsung Electronics Co. Ltd.	1.1%
Vingroup JSC	0.8%
America Movil SAB de CV, Series B	0.7%
SK Hynix, Inc.	0.7%
Southern Copper Corp.	0.6%
Naspers Ltd., Class N	0.6%
MTN Group Ltd.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.44% (1.49% prior to July 1, 2025) of the Fund’s average daily net assets for Class A. This agreement may be changed or terminated after June 1, 2027.

Material Fund Change Expenses [Text Block]

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.44% (1.49% prior to July 1, 2025) of the Fund’s average daily net assets for Class A. This agreement may be changed or terminated after June 1, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Updated Prospectus Phone Number	1-800-260-0761
C000034230
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class C
Trading Symbol	ECEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$258	2.22%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea, including its technology sector, detracted from returns as tech stocks propelled significant country-level gains

↓ Sector allocations and an underweight exposure to Taiwan detracted from Index-relative returns as technology stocks drove a significant country-wide rally

↓ An overweight exposure to Turkey hurt returns as a significant decline in Turkey’s foreign exchange rate versus the dollar weighed on overall results for the country

↑ In contrast, an underweight exposure to India contributed to performance as India’s market struggled to gain ground due to trade frictions with the U.S.

↑ Sector allocations and an underweight exposure to China helped returns as ongoing property sector weakness and U.S. trade tensions weighed on market performance

↑ An overweight exposure to Peru contributed to Index-relative returns as the headline performance was boosted by a significant rally among mining companies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI Emerging Markets Index
1/16	$10,000	$10,000
2/16	$10,092	$9,984
3/16	$11,273	$11,305
4/16	$11,522	$11,366
5/16	$11,006	$10,942
6/16	$11,363	$11,380
7/16	$11,867	$11,952
8/16	$11,876	$12,249
9/16	$11,970	$12,407
10/16	$11,960	$12,436
11/16	$11,465	$11,864
12/16	$11,643	$11,890
1/17	$12,250	$12,541
2/17	$12,520	$12,925
3/17	$12,782	$13,251
4/17	$12,950	$13,541
5/17	$13,174	$13,941
6/17	$13,193	$14,082
7/17	$13,804	$14,921
8/17	$14,115	$15,254
9/17	$14,011	$15,193
10/17	$14,143	$15,726
11/17	$14,106	$15,757
12/17	$14,683	$16,323
1/18	$15,719	$17,683
2/18	$15,121	$16,868
3/18	$14,940	$16,554
4/18	$14,778	$16,481
5/18	$14,009	$15,897
6/18	$13,524	$15,237
7/18	$13,923	$15,571
8/18	$13,381	$15,150
9/18	$13,353	$15,070
10/18	$12,535	$13,758
11/18	$12,811	$14,324
12/18	$12,529	$13,945
1/19	$13,503	$15,166
2/19	$13,416	$15,200
3/19	$13,387	$15,328
4/19	$13,551	$15,650
5/19	$12,992	$14,515
6/19	$13,609	$15,421
7/19	$13,377	$15,232
8/19	$12,809	$14,489
9/19	$12,963	$14,766
10/19	$13,300	$15,389
11/19	$13,271	$15,367
12/19	$13,966	$16,514
1/20	$13,339	$15,744
2/20	$12,311	$14,914
3/20	$9,647	$12,617
4/20	$10,509	$13,772
5/20	$10,852	$13,878
6/20	$11,351	$14,898
7/20	$11,890	$16,229
8/20	$12,126	$16,588
9/20	$11,832	$16,322
10/20	$11,734	$16,658
11/20	$13,205	$18,199
12/20	$14,216	$19,537
1/21	$14,196	$20,136
2/21	$14,382	$20,290
3/21	$14,441	$19,984
4/21	$14,794	$20,481
5/21	$15,354	$20,956
6/21	$15,422	$20,992
7/21	$14,883	$19,579
8/21	$15,403	$20,092
9/21	$15,010	$19,293
10/21	$15,059	$19,484
11/21	$14,275	$18,690
12/21	$14,716	$19,040
1/22	$14,706	$18,680
2/22	$14,262	$18,122
3/22	$14,183	$17,712
4/22	$13,531	$16,727
5/22	$13,511	$16,801
6/22	$12,563	$15,684
7/22	$12,711	$15,646
8/22	$12,691	$15,711
9/22	$11,595	$13,869
10/22	$11,802	$13,439
11/22	$13,067	$15,432
12/22	$12,950	$15,215
1/23	$13,686	$16,416
2/23	$13,083	$15,352
3/23	$13,339	$15,817
4/23	$13,441	$15,638
5/23	$13,104	$15,375
6/23	$13,564	$15,959
7/23	$14,351	$16,952
8/23	$13,758	$15,908
9/23	$13,390	$15,492
10/23	$12,818	$14,890
11/23	$13,625	$16,082
12/23	$14,077	$16,710
1/24	$13,652	$15,934
2/24	$14,077	$16,692
3/24	$14,346	$17,106
4/24	$14,336	$17,183
5/24	$14,595	$17,280
6/24	$14,626	$17,961
7/24	$14,833	$18,015
8/24	$15,051	$18,305
9/24	$15,682	$19,528
10/24	$15,154	$18,659
11/24	$14,895	$17,989
12/24	$14,714	$17,964
1/25	$15,031	$18,285
2/25	$14,957	$18,374
3/25	$15,116	$18,490
4/25	$15,412	$18,733
5/25	$15,908	$19,532
6/25	$16,595	$20,707
7/25	$16,859	$21,110
8/25	$17,366	$21,381
9/25	$17,926	$22,911
10/25	$18,327	$23,868
11/25	$18,264	$23,297
12/25	$18,580	$23,994
1/26	$20,250	$26,118

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	32.82%	7.05%	7.30%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	31.82%	7.05%	7.30%
MSCI Emerging Markets Index (net of foreign withholding taxes)	42.84%	5.34%	10.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 217,564,694
Holdings Count | Holding	1,162
Advisory Fees Paid, Amount	$ 1,436,513
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$217,564,694
# of Portfolio Holdings	1,162
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,436,513

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	0.6%
Africa	7.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	17.0%
Asia	49.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Delta Electronics (Thailand) PCL	1.3%
Tencent Holdings Ltd.	1.1%
Samsung Electronics Co. Ltd.	1.1%
Vingroup JSC	0.8%
America Movil SAB de CV, Series B	0.7%
SK Hynix, Inc.	0.7%
Southern Copper Corp.	0.6%
Naspers Ltd., Class N	0.6%
MTN Group Ltd.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 2.19% (2.24% prior to July 1, 2025) of the Fund’s average daily net assets for Class C. This agreement may be changed or terminated after June 1, 2027.

Material Fund Change Expenses [Text Block]

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 2.19% (2.24% prior to July 1, 2025) of the Fund’s average daily net assets for Class C. This agreement may be changed or terminated after June 1, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Updated Prospectus Phone Number	1-800-260-0761
C000034231
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class I
Trading Symbol	EIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.21%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea, including its technology sector, detracted from returns as tech stocks propelled significant country-level gains

↓ Sector allocations and an underweight exposure to Taiwan detracted from Index-relative returns as technology stocks drove a significant country-wide rally

↓ An overweight exposure to Turkey hurt returns as a significant decline in Turkey’s foreign exchange rate versus the dollar weighed on overall results for the country

↑ In contrast, an underweight exposure to India contributed to performance as India’s market struggled to gain ground due to trade frictions with the U.S.

↑ Sector allocations and an underweight exposure to China helped returns as ongoing property sector weakness and U.S. trade tensions weighed on market performance

↑ An overweight exposure to Peru contributed to Index-relative returns as the headline performance was boosted by a significant rally among mining companies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI Emerging Markets Index
1/16	$1,000,000	$1,000,000
2/16	$1,009,058	$998,364
3/16	$1,128,623	$1,130,475
4/16	$1,154,891	$1,136,619
5/16	$1,104,167	$1,094,220
6/16	$1,140,290	$1,137,953
7/16	$1,191,662	$1,195,217
8/16	$1,194,415	$1,224,921
9/16	$1,203,588	$1,240,672
10/16	$1,203,588	$1,243,630
11/16	$1,155,885	$1,186,384
12/16	$1,174,569	$1,189,004
1/17	$1,236,388	$1,254,070
2/17	$1,264,991	$1,292,459
3/17	$1,292,672	$1,325,086
4/17	$1,311,125	$1,354,096
5/17	$1,335,115	$1,394,129
6/17	$1,336,960	$1,408,163
7/17	$1,400,108	$1,492,103
8/17	$1,432,733	$1,525,385
9/17	$1,424,344	$1,519,320
10/17	$1,438,326	$1,572,581
11/17	$1,436,462	$1,575,738
12/17	$1,495,775	$1,632,302
1/18	$1,601,872	$1,768,348
2/18	$1,543,140	$1,686,793
3/18	$1,525,141	$1,655,429
4/18	$1,509,984	$1,648,105
5/18	$1,433,254	$1,589,706
6/18	$1,383,995	$1,523,659
7/18	$1,426,623	$1,557,129
8/18	$1,372,540	$1,515,026
9/18	$1,370,644	$1,506,985
10/18	$1,287,230	$1,375,753
11/18	$1,316,615	$1,432,447
12/18	$1,289,397	$1,394,500
1/19	$1,390,450	$1,516,599
2/19	$1,382,677	$1,520,009
3/19	$1,381,705	$1,532,766
4/19	$1,399,195	$1,565,033
5/19	$1,341,867	$1,451,472
6/19	$1,406,968	$1,542,060
7/19	$1,384,620	$1,523,204
8/19	$1,327,292	$1,448,938
9/19	$1,343,810	$1,476,598
10/19	$1,379,762	$1,538,861
11/19	$1,378,790	$1,536,744
12/19	$1,452,566	$1,651,393
1/20	$1,387,675	$1,574,414
2/20	$1,281,852	$1,491,390
3/20	$1,005,315	$1,261,682
4/20	$1,096,163	$1,377,219
5/20	$1,133,101	$1,387,797
6/20	$1,186,012	$1,489,813
7/20	$1,243,915	$1,622,945
8/20	$1,268,987	$1,658,820
9/20	$1,238,987	$1,632,213
10/20	$1,229,987	$1,665,842
11/20	$1,384,986	$1,819,911
12/20	$1,492,754	$1,953,699
1/21	$1,491,740	$2,013,595
2/21	$1,512,022	$2,028,997
3/21	$1,520,134	$1,998,353
4/21	$1,558,670	$2,048,108
5/21	$1,618,502	$2,095,604
6/21	$1,627,629	$2,099,216
7/21	$1,571,854	$1,957,942
8/21	$1,627,629	$2,009,192
9/21	$1,588,079	$1,929,345
10/21	$1,593,150	$1,948,374
11/21	$1,512,022	$1,868,971
12/21	$1,559,944	$1,904,040
1/22	$1,560,977	$1,867,998
2/22	$1,514,458	$1,812,163
3/22	$1,507,222	$1,771,234
4/22	$1,438,994	$1,672,707
5/22	$1,437,960	$1,680,072
6/22	$1,338,719	$1,568,432
7/22	$1,355,259	$1,564,579
8/22	$1,355,259	$1,571,110
9/22	$1,238,444	$1,386,926
10/22	$1,262,221	$1,343,864
11/22	$1,397,643	$1,543,183
12/22	$1,387,230	$1,521,492
1/23	$1,466,222	$1,641,631
2/23	$1,403,461	$1,535,184
3/23	$1,432,677	$1,581,681
4/23	$1,444,580	$1,563,756
5/23	$1,408,871	$1,537,491
6/23	$1,458,647	$1,595,869
7/23	$1,546,296	$1,695,214
8/23	$1,482,453	$1,590,789
9/23	$1,444,580	$1,549,186
10/23	$1,383,983	$1,488,993
11/23	$1,472,714	$1,608,157
12/23	$1,522,230	$1,671,026
1/24	$1,477,655	$1,593,435
2/24	$1,525,573	$1,669,238
3/24	$1,554,546	$1,710,601
4/24	$1,555,661	$1,718,255
5/24	$1,584,634	$1,727,960
6/24	$1,590,206	$1,796,117
7/24	$1,613,608	$1,801,462
8/24	$1,638,124	$1,830,548
9/24	$1,708,329	$1,952,782
10/24	$1,652,611	$1,865,936
11/24	$1,625,866	$1,798,892
12/24	$1,607,829	$1,796,422
1/25	$1,644,659	$1,828,525
2/25	$1,636,602	$1,837,383
3/25	$1,655,017	$1,849,014
4/25	$1,689,544	$1,873,313
5/25	$1,744,788	$1,953,232
6/25	$1,821,900	$2,070,675
7/25	$1,851,823	$2,111,030
8/25	$1,909,369	$2,138,108
9/25	$1,972,670	$2,291,056
10/25	$2,017,555	$2,386,801
11/25	$2,012,952	$2,329,721
12/25	$2,049,816	$2,399,410
1/26	$2,204,027	$2,611,825

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	34.01%	8.12%	8.22%
MSCI Emerging Markets Index (net of foreign withholding taxes)	42.84%	5.34%	10.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 217,564,694
Holdings Count | Holding	1,162
Advisory Fees Paid, Amount	$ 1,436,513
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$217,564,694
# of Portfolio Holdings	1,162
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,436,513

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	0.6%
Africa	7.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	17.0%
Asia	49.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Delta Electronics (Thailand) PCL	1.3%
Tencent Holdings Ltd.	1.1%
Samsung Electronics Co. Ltd.	1.1%
Vingroup JSC	0.8%
America Movil SAB de CV, Series B	0.7%
SK Hynix, Inc.	0.7%
Southern Copper Corp.	0.6%
Naspers Ltd., Class N	0.6%
MTN Group Ltd.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.19% (1.24% prior to July 1, 2025) of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after June 1, 2027.

Material Fund Change Expenses [Text Block]

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.19% (1.24% prior to July 1, 2025) of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after June 1, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Updated Prospectus Phone Number	1-800-260-0761
C000142449
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class R6
Trading Symbol	EREMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$133	1.14%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea, including its technology sector, detracted from returns as tech stocks propelled significant country-level gains

↓ Sector allocations and an underweight exposure to Taiwan detracted from Index-relative returns as technology stocks drove a significant country-wide rally

↓ An overweight exposure to Turkey hurt returns as a significant decline in Turkey’s foreign exchange rate versus the dollar weighed on overall results for the country

↑ In contrast, an underweight exposure to India contributed to performance as India’s market struggled to gain ground due to trade frictions with the U.S.

↑ Sector allocations and an underweight exposure to China helped returns as ongoing property sector weakness and U.S. trade tensions weighed on market performance

↑ An overweight exposure to Peru contributed to Index-relative returns as the headline performance was boosted by a significant rally among mining companies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

Table Summary
	Class R6	MSCI Emerging Markets Index
1/16	$5,000,000	$5,000,000
2/16	$5,045,290	$4,991,819
3/16	$5,643,116	$5,652,373
4/16	$5,774,457	$5,683,093
5/16	$5,520,833	$5,471,102
6/16	$5,706,209	$5,689,767
7/16	$5,958,494	$5,976,086
8/16	$5,972,254	$6,124,604
9/16	$6,022,711	$6,203,358
10/16	$6,022,711	$6,218,149
11/16	$5,779,601	$5,931,922
12/16	$5,876,273	$5,945,020
1/17	$6,185,550	$6,270,350
2/17	$6,324,032	$6,462,297
3/17	$6,467,131	$6,625,428
4/17	$6,559,453	$6,770,481
5/17	$6,679,471	$6,970,646
6/17	$6,693,319	$7,040,816
7/17	$7,004,624	$7,460,516
8/17	$7,172,511	$7,626,925
9/17	$7,125,876	$7,596,599
10/17	$7,195,829	$7,862,904
11/17	$7,186,501	$7,878,688
12/17	$7,486,256	$8,161,510
1/18	$8,022,004	$8,841,737
2/18	$7,723,313	$8,433,963
3/18	$7,637,972	$8,277,147
4/18	$7,557,373	$8,240,526
5/18	$7,173,341	$7,948,531
6/18	$6,931,543	$7,618,294
7/18	$7,140,153	$7,785,647
8/18	$6,874,679	$7,575,129
9/18	$6,865,191	$7,534,926
10/18	$6,442,936	$6,878,765
11/18	$6,594,758	$7,162,237
12/18	$6,453,746	$6,972,500
1/19	$6,964,790	$7,582,995
2/19	$6,925,853	$7,600,044
3/19	$6,916,119	$7,663,829
4/19	$7,003,726	$7,825,167
5/19	$6,721,436	$7,257,362
6/19	$7,042,663	$7,710,302
7/19	$6,930,720	$7,616,021
8/19	$6,643,563	$7,244,689
9/19	$6,731,170	$7,382,988
10/19	$6,911,252	$7,694,305
11/19	$6,906,385	$7,683,718
12/19	$7,271,367	$8,256,965
1/20	$6,956,091	$7,872,069
2/20	$6,420,622	$7,456,950
3/20	$5,039,413	$6,308,410
4/20	$5,494,811	$6,886,095
5/20	$5,674,969	$6,938,985
6/20	$5,945,206	$7,449,063
7/20	$6,230,456	$8,114,725
8/20	$6,361,145	$8,294,098
9/20	$6,210,763	$8,161,066
10/20	$6,160,636	$8,329,209
11/20	$6,942,621	$9,099,556
12/20	$7,484,851	$9,768,496
1/21	$7,474,675	$10,067,976
2/21	$7,581,529	$10,144,983
3/21	$7,617,146	$9,991,767
4/21	$7,810,501	$10,240,540
5/21	$8,110,709	$10,478,022
6/21	$8,156,504	$10,496,079
7/21	$7,886,825	$9,789,709
8/21	$8,166,680	$10,045,958
9/21	$7,968,237	$9,646,724
10/21	$7,998,767	$9,741,868
11/21	$7,586,617	$9,344,856
12/21	$7,829,647	$9,520,198
1/22	$7,834,839	$9,339,990
2/22	$7,601,196	$9,060,816
3/22	$7,570,043	$8,856,171
4/22	$7,227,367	$8,363,535
5/22	$7,222,174	$8,400,358
6/22	$6,723,735	$7,842,158
7/22	$6,806,809	$7,822,893
8/22	$6,801,616	$7,855,552
9/22	$6,220,104	$6,934,628
10/22	$6,339,522	$6,719,319
11/22	$7,019,684	$7,715,913
12/22	$6,968,238	$7,607,461
1/23	$7,365,335	$8,208,157
2/23	$7,049,833	$7,675,921
3/23	$7,196,705	$7,908,403
4/23	$7,256,542	$7,818,780
5/23	$7,082,472	$7,687,454
6/23	$7,332,697	$7,979,345
7/23	$7,767,872	$8,476,070
8/23	$7,452,370	$7,953,943
9/23	$7,261,981	$7,745,930
10/23	$6,957,359	$7,444,963
11/23	$7,397,973	$8,040,784
12/23	$7,652,670	$8,355,132
1/24	$7,428,416	$7,967,173
2/24	$7,669,489	$8,346,190
3/24	$7,820,860	$8,553,006
4/24	$7,826,467	$8,591,274
5/24	$7,966,626	$8,639,799
6/24	$7,994,657	$8,980,584
7/24	$8,112,391	$9,007,311
8/24	$8,241,337	$9,152,738
9/24	$8,594,537	$9,763,912
10/24	$8,314,219	$9,329,679
11/24	$8,174,061	$8,994,462
12/24	$8,090,036	$8,982,111
1/25	$8,269,686	$9,142,623
2/25	$8,229,120	$9,186,916
3/25	$8,327,638	$9,245,072
4/25	$8,495,697	$9,366,563
5/25	$8,779,660	$9,766,162
6/25	$9,162,140	$10,353,374
7/25	$9,318,609	$10,555,149
8/25	$9,608,367	$10,690,538
9/25	$9,927,100	$11,455,281
10/25	$10,158,907	$11,934,006
11/25	$10,129,931	$11,648,606
12/25	$10,315,905	$11,997,052
1/26	$11,092,885	$13,059,123

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	34.14%	8.21%	8.29%
MSCI Emerging Markets Index (net of foreign withholding taxes)	42.84%	5.34%	10.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 217,564,694
Holdings Count | Holding	1,162
Advisory Fees Paid, Amount	$ 1,436,513
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$217,564,694
# of Portfolio Holdings	1,162
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,436,513

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	0.6%
Africa	7.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	17.0%
Asia	49.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Delta Electronics (Thailand) PCL	1.3%
Tencent Holdings Ltd.	1.1%
Samsung Electronics Co. Ltd.	1.1%
Vingroup JSC	0.8%
America Movil SAB de CV, Series B	0.7%
SK Hynix, Inc.	0.7%
Southern Copper Corp.	0.6%
Naspers Ltd., Class N	0.6%
MTN Group Ltd.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.12% (1.17% prior to July 1, 2025) of the Fund’s average daily net assets for Class R6. This agreement may be changed or terminated after June 1, 2027.

Material Fund Change Expenses [Text Block]

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.12% (1.17% prior to July 1, 2025) of the Fund’s average daily net assets for Class R6. This agreement may be changed or terminated after June 1, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Updated Prospectus Phone Number	1-800-260-0761
C000086647
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class A
Trading Symbol	EAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Sector allocation and an underweight to Netherlands hurt returns, partly due to an underweight to information technology, which surged over the period

↓ Stock selections in Japan also detracted from returns, partly due to excluding high beta stocks within the information technology sector that outperformed

↓ Security selection in Germany further weighed on performance partly due to the exclusion of high beta materials stocks that experienced gains

↑ Sector allocations in Israel contributed to Index-relative performance, partly due to an underweight to information technology which declined

↑ An overweight exposure to Belgium and active security selection within the materials sector helped performance. Strong returns from financials, health care and consumer staples also boosted results

↑ An underweight exposure to France helped returns as headline performance trailed amid weakening demand for the country’s consumer discretionary goods

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI EAFE Index
1/16	$10,000	$10,000
2/16	$9,325	$9,817
3/16	$9,960	$10,456
4/16	$10,145	$10,758
5/16	$10,093	$10,661
6/16	$9,909	$10,303
7/16	$10,307	$10,825
8/16	$10,298	$10,833
9/16	$10,448	$10,966
10/16	$10,103	$10,741
11/16	$9,803	$10,527
12/16	$10,075	$10,887
1/17	$10,380	$11,203
2/17	$10,524	$11,363
3/17	$10,873	$11,676
4/17	$11,187	$11,973
5/17	$11,690	$12,413
6/17	$11,627	$12,391
7/17	$11,950	$12,748
8/17	$11,995	$12,743
9/17	$12,219	$13,060
10/17	$12,390	$13,259
11/17	$12,497	$13,398
12/17	$12,642	$13,613
1/18	$13,213	$14,296
2/18	$12,569	$13,650
3/18	$12,596	$13,404
4/18	$12,771	$13,710
5/18	$12,633	$13,402
6/18	$12,504	$13,239
7/18	$12,799	$13,564
8/18	$12,649	$13,302
9/18	$12,639	$13,418
10/18	$11,668	$12,350
11/18	$11,696	$12,334
12/18	$11,187	$11,736
1/19	$11,928	$12,507
2/19	$12,166	$12,826
3/19	$12,289	$12,907
4/19	$12,574	$13,269
5/19	$12,099	$12,632
6/19	$12,745	$13,382
7/19	$12,479	$13,212
8/19	$12,277	$12,869
9/19	$12,543	$13,238
10/19	$12,972	$13,714
11/19	$13,143	$13,868
12/19	$13,546	$14,319
1/20	$13,303	$14,020
2/20	$12,370	$12,753
3/20	$10,464	$11,051
4/20	$11,280	$11,765
5/20	$11,874	$12,277
6/20	$12,253	$12,695
7/20	$12,642	$12,991
8/20	$13,213	$13,659
9/20	$12,833	$13,304
10/20	$12,307	$12,773
11/20	$14,167	$14,752
12/20	$14,848	$15,438
1/21	$14,680	$15,274
2/21	$14,848	$15,616
3/21	$15,232	$15,976
4/21	$15,725	$16,456
5/21	$16,248	$16,993
6/21	$15,982	$16,802
7/21	$16,110	$16,928
8/21	$16,376	$17,227
9/21	$15,706	$16,727
10/21	$16,179	$17,138
11/21	$15,479	$16,341
12/21	$16,100	$17,177
1/22	$15,440	$16,347
2/22	$15,038	$16,058
3/22	$15,007	$16,161
4/22	$14,161	$15,116
5/22	$14,326	$15,229
6/22	$13,099	$13,816
7/22	$13,645	$14,504
8/22	$12,892	$13,816
9/22	$11,541	$12,523
10/22	$12,129	$13,197
11/22	$13,666	$14,683
12/22	$13,548	$14,695
1/23	$14,589	$15,885
2/23	$14,245	$15,553
3/23	$14,556	$15,939
4/23	$15,007	$16,389
5/23	$14,278	$15,695
6/23	$14,803	$16,410
7/23	$15,222	$16,940
8/23	$14,642	$16,291
9/23	$14,127	$15,735
10/23	$13,709	$15,097
11/23	$14,814	$16,498
12/23	$15,648	$17,375
1/24	$15,383	$17,475
2/24	$15,560	$17,795
3/24	$16,013	$18,380
4/24	$15,626	$17,909
5/24	$16,466	$18,603
6/24	$15,991	$18,303
7/24	$16,554	$18,840
8/24	$17,195	$19,452
9/24	$17,472	$19,632
10/24	$16,433	$18,564
11/24	$16,344	$18,459
12/24	$15,865	$18,039
1/25	$16,456	$18,987
2/25	$16,932	$19,355
3/25	$17,152	$19,277
4/25	$18,033	$20,160
5/25	$18,741	$21,083
6/25	$19,274	$21,547
7/25	$18,857	$21,245
8/25	$19,645	$22,150
9/25	$19,808	$22,574
10/25	$19,738	$22,840
11/25	$20,028	$22,982
12/25	$20,386	$23,671
1/26	$21,165	$24,906

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	28.67%	7.60%	8.37%
Class A with 5.25% Maximum Sales Charge	21.89%	6.44%	7.78%
MSCI EAFE Index (net of foreign withholding taxes)	31.18%	10.27%	9.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 197,195,228
Holdings Count | Holding	967
Advisory Fees Paid, Amount	$ 852,824
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$197,195,228
# of Portfolio Holdings	967
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$852,824

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.1%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.0%
Developed Europe	66.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.9%
Shell PLC	0.8%
TotalEnergies SE	0.8%
Sanofi SA	0.8%
Air Liquide SA	0.8%
ASML Holding NV	0.7%
SAP SE	0.7%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000086649
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class I
Trading Symbol	EIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.52%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Sector allocation and an underweight to Netherlands hurt returns, partly due to an underweight to information technology, which surged over the period

↓ Stock selections in Japan also detracted from returns, partly due to excluding high beta stocks within the information technology sector that outperformed

↓ Security selection in Germany further weighed on performance partly due to the exclusion of high beta materials stocks that experienced gains

↑ Sector allocations in Israel contributed to Index-relative performance, partly due to an underweight to information technology which declined

↑ An overweight exposure to Belgium and active security selection within the materials sector helped performance. Strong returns from financials, health care and consumer staples also boosted results

↑ An underweight exposure to France helped returns as headline performance trailed amid weakening demand for the country’s consumer discretionary goods

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI EAFE Index
1/16	$1,000,000	$1,000,000
2/16	$984,215	$981,679
3/16	$1,051,068	$1,045,555
4/16	$1,071,495	$1,075,825
5/16	$1,064,995	$1,066,052
6/16	$1,046,934	$1,030,267
7/16	$1,088,774	$1,082,482
8/16	$1,087,844	$1,083,250
9/16	$1,104,580	$1,096,557
10/16	$1,068,319	$1,074,127
11/16	$1,035,776	$1,052,735
12/16	$1,065,619	$1,088,733
1/17	$1,097,767	$1,120,314
2/17	$1,112,896	$1,136,334
3/17	$1,150,717	$1,167,616
4/17	$1,183,811	$1,197,326
5/17	$1,237,706	$1,241,272
6/17	$1,231,088	$1,239,077
7/17	$1,265,127	$1,274,819
8/17	$1,269,855	$1,274,339
9/17	$1,293,493	$1,306,045
10/17	$1,312,404	$1,325,877
11/17	$1,323,750	$1,339,784
12/17	$1,339,554	$1,361,289
1/18	$1,400,796	$1,429,571
2/18	$1,332,749	$1,365,046
3/18	$1,335,666	$1,340,443
4/18	$1,355,108	$1,371,049
5/18	$1,340,526	$1,340,230
6/18	$1,326,917	$1,323,856
7/18	$1,358,996	$1,356,444
8/18	$1,343,404	$1,330,247
9/18	$1,342,418	$1,341,792
10/18	$1,238,852	$1,234,996
11/18	$1,242,797	$1,233,440
12/18	$1,187,883	$1,173,564
1/19	$1,267,276	$1,250,691
2/19	$1,293,405	$1,282,573
3/19	$1,306,470	$1,290,660
4/19	$1,336,619	$1,326,948
5/19	$1,286,370	$1,263,220
6/19	$1,355,714	$1,338,161
7/19	$1,327,574	$1,321,170
8/19	$1,306,462	$1,286,944
9/19	$1,335,674	$1,323,823
10/19	$1,381,002	$1,371,387
11/19	$1,400,141	$1,386,847
12/19	$1,442,419	$1,431,919
1/20	$1,416,643	$1,402,009
2/20	$1,317,664	$1,275,271
3/20	$1,115,581	$1,105,062
4/20	$1,202,188	$1,176,452
5/20	$1,267,143	$1,227,681
6/20	$1,306,322	$1,269,483
7/20	$1,349,626	$1,299,073
8/20	$1,409,123	$1,365,860
9/20	$1,369,895	$1,330,370
10/20	$1,313,117	$1,277,250
11/20	$1,512,355	$1,475,241
12/20	$1,585,745	$1,543,833
1/21	$1,568,987	$1,527,386
2/21	$1,585,745	$1,561,644
3/21	$1,627,641	$1,597,551
4/21	$1,681,058	$1,645,620
5/21	$1,737,616	$1,699,286
6/21	$1,708,290	$1,680,162
7/21	$1,722,953	$1,692,813
8/21	$1,752,280	$1,722,673
9/21	$1,680,010	$1,672,679
10/21	$1,731,332	$1,713,820
11/21	$1,656,968	$1,634,052
12/21	$1,723,642	$1,717,722
1/22	$1,654,433	$1,634,715
2/22	$1,610,490	$1,605,810
3/22	$1,607,194	$1,616,132
4/22	$1,517,113	$1,511,577
5/22	$1,535,788	$1,522,909
6/22	$1,403,961	$1,381,602
7/22	$1,463,283	$1,450,447
8/22	$1,381,990	$1,381,558
9/22	$1,238,078	$1,252,318
10/22	$1,301,795	$1,319,661
11/22	$1,466,579	$1,468,302
12/22	$1,453,268	$1,469,481
1/23	$1,566,822	$1,588,476
2/23	$1,530,118	$1,555,330
3/23	$1,563,381	$1,593,877
4/23	$1,612,703	$1,638,877
5/23	$1,533,559	$1,569,523
6/23	$1,590,910	$1,640,951
7/23	$1,636,790	$1,694,046
8/23	$1,573,704	$1,629,143
9/23	$1,519,795	$1,573,496
10/23	$1,475,061	$1,509,703
11/23	$1,593,204	$1,649,831
12/23	$1,682,949	$1,737,485
1/24	$1,655,690	$1,747,484
2/24	$1,674,653	$1,779,470
3/24	$1,724,430	$1,837,996
4/24	$1,681,764	$1,790,928
5/24	$1,773,022	$1,860,299
6/24	$1,723,245	$1,830,267
7/24	$1,783,689	$1,883,960
8/24	$1,853,614	$1,945,220
9/24	$1,883,243	$1,963,183
10/24	$1,771,837	$1,856,423
11/24	$1,762,356	$1,845,890
12/24	$1,712,224	$1,803,911
1/25	$1,775,824	$1,898,710
2/25	$1,826,954	$1,935,532
3/25	$1,850,648	$1,927,724
4/25	$1,946,673	$2,016,024
5/25	$2,022,744	$2,108,262
6/25	$2,082,603	$2,154,715
7/25	$2,036,462	$2,124,470
8/25	$2,122,509	$2,215,041
9/25	$2,141,215	$2,257,434
10/25	$2,133,733	$2,283,989
11/25	$2,164,909	$2,298,171
12/25	$2,204,789	$2,367,114
1/26	$2,289,806	$2,490,640

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	28.94%	7.85%	8.63%
MSCI EAFE Index (net of foreign withholding taxes)	31.18%	10.27%	9.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 197,195,228
Holdings Count | Holding	967
Advisory Fees Paid, Amount	$ 852,824
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$197,195,228
# of Portfolio Holdings	967
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$852,824

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.1%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.0%
Developed Europe	66.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.9%
Shell PLC	0.8%
TotalEnergies SE	0.8%
Sanofi SA	0.8%
Air Liquide SA	0.8%
ASML Holding NV	0.7%
SAP SE	0.7%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000161753
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R
Trading Symbol	ERISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$116	1.02%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Sector allocation and an underweight to Netherlands hurt returns, partly due to an underweight to information technology, which surged over the period

↓ Stock selections in Japan also detracted from returns, partly due to excluding high beta stocks within the information technology sector that outperformed

↓ Security selection in Germany further weighed on performance partly due to the exclusion of high beta materials stocks that experienced gains

↑ Sector allocations in Israel contributed to Index-relative performance, partly due to an underweight to information technology which declined

↑ An overweight exposure to Belgium and active security selection within the materials sector helped performance. Strong returns from financials, health care and consumer staples also boosted results

↑ An underweight exposure to France helped returns as headline performance trailed amid weakening demand for the country’s consumer discretionary goods

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class R	MSCI EAFE Index
1/16	$10,000	$10,000
2/16	$9,832	$9,817
3/16	$10,493	$10,456
4/16	$10,689	$10,758
5/16	$10,633	$10,661
6/16	$10,443	$10,303
7/16	$10,853	$10,825
8/16	$10,835	$10,833
9/16	$11,002	$10,966
10/16	$10,639	$10,741
11/16	$10,312	$10,527
12/16	$10,600	$10,887
1/17	$10,923	$11,203
2/17	$11,074	$11,363
3/17	$11,434	$11,676
4/17	$11,766	$11,973
5/17	$12,287	$12,413
6/17	$12,220	$12,391
7/17	$12,552	$12,748
8/17	$12,599	$12,743
9/17	$12,827	$13,060
10/17	$13,007	$13,259
11/17	$13,120	$13,398
12/17	$13,269	$13,613
1/18	$13,860	$14,296
2/18	$13,191	$13,650
3/18	$13,211	$13,404
4/18	$13,395	$13,710
5/18	$13,249	$13,402
6/18	$13,104	$13,239
7/18	$13,414	$13,564
8/18	$13,262	$13,302
9/18	$13,243	$13,418
10/18	$12,219	$12,350
11/18	$12,249	$12,334
12/18	$11,710	$11,736
1/19	$12,480	$12,507
2/19	$12,729	$12,826
3/19	$12,859	$12,907
4/19	$13,149	$13,269
5/19	$12,649	$12,632
6/19	$13,319	$13,382
7/19	$13,049	$13,212
8/19	$12,835	$12,869
9/19	$13,115	$13,238
10/19	$13,556	$13,714
11/19	$13,736	$13,868
12/19	$14,139	$14,319
1/20	$13,884	$14,020
2/20	$12,913	$12,753
3/20	$10,921	$11,051
4/20	$11,769	$11,765
5/20	$12,392	$12,277
6/20	$12,780	$12,695
7/20	$13,189	$12,991
8/20	$13,779	$13,659
9/20	$13,380	$13,304
10/20	$12,827	$12,773
11/20	$14,771	$14,752
12/20	$15,476	$15,438
1/21	$15,300	$15,274
2/21	$15,465	$15,616
3/21	$15,858	$15,976
4/21	$16,376	$16,456
5/21	$16,914	$16,993
6/21	$16,634	$16,802
7/21	$16,758	$16,928
8/21	$17,038	$17,227
9/21	$16,334	$16,727
10/21	$16,820	$17,138
11/21	$16,096	$16,341
12/21	$16,735	$17,177
1/22	$16,053	$16,347
2/22	$15,620	$16,058
3/22	$15,588	$16,161
4/22	$14,700	$15,116
5/22	$14,874	$15,229
6/22	$13,596	$13,816
7/22	$14,170	$14,504
8/22	$13,380	$13,816
9/22	$11,972	$12,523
10/22	$12,579	$13,197
11/22	$14,181	$14,683
12/22	$14,047	$14,695
1/23	$15,126	$15,885
2/23	$14,767	$15,553
3/23	$15,081	$15,939
4/23	$15,543	$16,389
5/23	$14,778	$15,695
6/23	$15,329	$16,410
7/23	$15,768	$16,940
8/23	$15,149	$16,291
9/23	$14,620	$15,735
10/23	$14,182	$15,097
11/23	$15,318	$16,498
12/23	$16,169	$17,375
1/24	$15,892	$17,475
2/24	$16,077	$17,795
3/24	$16,549	$18,380
4/24	$16,134	$17,909
5/24	$16,999	$18,603
6/24	$16,515	$18,303
7/24	$17,091	$18,840
8/24	$17,748	$19,452
9/24	$18,036	$19,632
10/24	$16,964	$18,564
11/24	$16,861	$18,459
12/24	$16,362	$18,039
1/25	$16,965	$18,987
2/25	$17,460	$19,355
3/25	$17,677	$19,277
4/25	$18,582	$20,160
5/25	$19,306	$21,083
6/25	$19,861	$21,547
7/25	$19,414	$21,245
8/25	$20,223	$22,150
9/25	$20,392	$22,574
10/25	$20,319	$22,840
11/25	$20,609	$22,982
12/25	$20,968	$23,671
1/26	$21,774	$24,906

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	28.35%	7.31%	8.09%
MSCI EAFE Index (net of foreign withholding taxes)	31.18%	10.27%	9.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 197,195,228
Holdings Count | Holding	967
Advisory Fees Paid, Amount	$ 852,824
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$197,195,228
# of Portfolio Holdings	967
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$852,824

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.1%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.0%
Developed Europe	66.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.9%
Shell PLC	0.8%
TotalEnergies SE	0.8%
Sanofi SA	0.8%
Air Liquide SA	0.8%
ASML Holding NV	0.7%
SAP SE	0.7%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000161754
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R6
Trading Symbol	ESISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Sector allocation and an underweight to Netherlands hurt returns, partly due to an underweight to information technology, which surged over the period

↓ Stock selections in Japan also detracted from returns, partly due to excluding high beta stocks within the information technology sector that outperformed

↓ Security selection in Germany further weighed on performance partly due to the exclusion of high beta materials stocks that experienced gains

↑ Sector allocations in Israel contributed to Index-relative performance, partly due to an underweight to information technology which declined

↑ An overweight exposure to Belgium and active security selection within the materials sector helped performance. Strong returns from financials, health care and consumer staples also boosted results

↑ An underweight exposure to France helped returns as headline performance trailed amid weakening demand for the country’s consumer discretionary goods

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

Table Summary
	Class R6	MSCI EAFE Index
1/16	$5,000,000	$5,000,000
2/16	$4,921,077	$4,908,397
3/16	$5,255,339	$5,227,773
4/16	$5,357,474	$5,379,123
5/16	$5,329,619	$5,330,258
6/16	$5,234,337	$5,151,334
7/16	$5,443,525	$5,412,408
8/16	$5,438,876	$5,416,250
9/16	$5,522,551	$5,482,786
10/16	$5,341,255	$5,370,636
11/16	$5,178,554	$5,263,674
12/16	$5,328,884	$5,443,663
1/17	$5,489,649	$5,601,571
2/17	$5,570,032	$5,681,670
3/17	$5,754,438	$5,838,079
4/17	$5,924,660	$5,986,628
5/17	$6,189,449	$6,206,362
6/17	$6,156,351	$6,195,385
7/17	$6,331,301	$6,374,096
8/17	$6,354,943	$6,371,694
9/17	$6,473,152	$6,530,225
10/17	$6,567,720	$6,629,385
11/17	$6,624,460	$6,698,922
12/17	$6,702,270	$6,806,447
1/18	$7,008,687	$7,147,855
2/18	$6,668,224	$6,825,230
3/18	$6,682,815	$6,702,214
4/18	$6,780,090	$6,855,243
5/18	$6,707,134	$6,701,152
6/18	$6,639,041	$6,619,282
7/18	$6,799,545	$6,782,218
8/18	$6,722,214	$6,651,236
9/18	$6,712,343	$6,708,961
10/18	$6,199,046	$6,174,981
11/18	$6,218,788	$6,167,200
12/18	$5,946,396	$5,867,820
1/19	$6,338,798	$6,253,454
2/19	$6,469,598	$6,412,863
3/19	$6,534,999	$6,453,301
4/19	$6,690,953	$6,634,738
5/19	$6,439,414	$6,316,098
6/19	$6,781,508	$6,690,803
7/19	$6,645,676	$6,605,851
8/19	$6,540,202	$6,434,721
9/19	$6,681,394	$6,619,114
10/19	$6,913,351	$6,856,933
11/19	$7,004,118	$6,934,233
12/19	$7,218,679	$7,159,593
1/20	$7,089,589	$7,010,045
2/20	$6,593,886	$6,376,353
3/20	$5,581,825	$5,525,312
4/20	$6,015,565	$5,882,262
5/20	$6,340,871	$6,138,404
6/20	$6,542,250	$6,347,414
7/20	$6,753,957	$6,495,365
8/20	$7,057,091	$6,829,298
9/20	$6,855,460	$6,651,850
10/20	$6,576,278	$6,386,249
11/20	$7,574,094	$7,376,203
12/20	$7,940,663	$7,719,167
1/21	$7,851,442	$7,636,928
2/21	$7,940,663	$7,808,219
3/21	$8,150,595	$7,987,755
4/21	$8,413,009	$8,228,102
5/21	$8,696,417	$8,496,429
6/21	$8,554,713	$8,400,811
7/21	$8,628,189	$8,464,065
8/21	$8,769,893	$8,613,365
9/21	$8,413,009	$8,363,397
10/21	$8,670,176	$8,569,098
11/21	$8,297,547	$8,170,260
12/21	$8,631,085	$8,588,609
1/22	$8,284,079	$8,173,573
2/22	$8,069,265	$8,029,052
3/22	$8,052,741	$8,080,659
4/22	$7,595,575	$7,557,883
5/22	$7,694,719	$7,614,543
6/22	$7,033,756	$6,908,008
7/22	$7,331,189	$7,252,233
8/22	$6,923,595	$6,907,791
9/22	$6,202,043	$6,261,588
10/22	$6,521,509	$6,598,303
11/22	$7,347,713	$7,341,508
12/22	$7,281,426	$7,347,407
1/23	$7,845,521	$7,942,379
2/23	$7,667,083	$7,776,649
3/23	$7,834,009	$7,969,386
4/23	$8,075,764	$8,194,384
5/23	$7,684,351	$7,847,614
6/23	$7,966,399	$8,204,755
7/23	$8,196,641	$8,470,232
8/23	$7,885,814	$8,145,717
9/23	$7,615,278	$7,867,479
10/23	$7,390,792	$7,548,517
11/23	$7,983,667	$8,249,154
12/23	$8,435,796	$8,687,423
1/24	$8,292,917	$8,737,418
2/24	$8,394,123	$8,897,352
3/24	$8,644,160	$9,189,982
4/24	$8,429,842	$8,954,638
5/24	$8,888,245	$9,301,496
6/24	$8,632,254	$9,151,334
7/24	$8,935,871	$9,419,802
8/24	$9,287,114	$9,726,098
9/24	$9,441,900	$9,815,913
10/24	$8,882,291	$9,282,114
11/24	$8,834,665	$9,229,452
12/24	$8,579,679	$9,019,557
1/25	$8,899,536	$9,493,550
2/25	$9,156,675	$9,677,661
3/25	$9,275,837	$9,638,618
4/25	$9,758,758	$10,080,118
5/25	$10,141,331	$10,541,312
6/25	$10,436,101	$10,773,577
7/25	$10,210,320	$10,622,349
8/25	$10,643,067	$11,075,205
9/25	$10,730,871	$11,287,168
10/25	$10,699,512	$11,419,947
11/25	$10,856,305	$11,490,854
12/25	$11,048,095	$11,835,570
1/26	$11,476,039	$12,453,200

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	28.95%	7.88%	8.66%
MSCI EAFE Index (net of foreign withholding taxes)	31.18%	10.27%	9.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 197,195,228
Holdings Count | Holding	967
Advisory Fees Paid, Amount	$ 852,824
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$197,195,228
# of Portfolio Holdings	967
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$852,824

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.1%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.0%
Developed Europe	66.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.9%
Shell PLC	0.8%
TotalEnergies SE	0.8%
Sanofi SA	0.8%
Air Liquide SA	0.8%
ASML Holding NV	0.7%
SAP SE	0.7%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000177028
Shareholder Report [Line Items]
Fund Name	Parametric Volatility Risk Premium - Defensive Fund
Class Name	Class I
Trading Symbol	EIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Cboe S&P 500 BuyWrite IndexSM (the Index):

↑ The Fund outperformed the Index during the period due to enhanced diversification in portfolio construction, which improved investment results

↑ The Fund’s writing, or selling, of call options — a type of derivative — was additive to Index-relative returns during a period of strong equity performance

↑ The Fund's writing, or selling, of put options — a type of derivative — contributed to both absolute performance and Index-relative performance

↑ The Fund’s tax-managed allocation to equities — approximately 50% of the portfolio — delivered positive performance and was additive to Index-relative returns

↑ The Fund also outperformed its secondary benchmark, a blend of 50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index

↓ An approximately 50% allocation to U.S. Treasury bills — used as a hedge against market volatility — detracted from performance as U.S. Treasuries generally underperformed U.S. equities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Cboe S&P 500 BuyWrite Index℠
2/17	$1,000,000	$1,000,000	$1,000,000
2/17	$1,011,000	$1,025,687	$1,006,300
3/17	$1,014,000	$1,026,883	$1,009,948
4/17	$1,024,000	$1,037,429	$1,019,170
5/17	$1,032,000	$1,052,029	$1,037,350
6/17	$1,039,000	$1,058,595	$1,040,991
7/17	$1,052,000	$1,080,363	$1,054,764
8/17	$1,057,000	$1,083,670	$1,057,694
9/17	$1,068,000	$1,106,024	$1,067,427
10/17	$1,076,000	$1,131,834	$1,073,726
11/17	$1,090,000	$1,166,547	$1,090,102
12/17	$1,095,836	$1,179,517	$1,097,232
1/18	$1,107,900	$1,247,049	$1,107,691
2/18	$1,088,799	$1,201,086	$1,091,986
3/18	$1,072,713	$1,170,563	$1,080,098
4/18	$1,081,761	$1,175,054	$1,094,493
5/18	$1,097,847	$1,203,352	$1,117,392
6/18	$1,103,879	$1,210,759	$1,116,761
7/18	$1,125,997	$1,255,815	$1,149,449
8/18	$1,144,093	$1,296,737	$1,171,238
9/18	$1,153,141	$1,304,117	$1,171,613
10/18	$1,100,863	$1,214,981	$1,107,659
11/18	$1,118,959	$1,239,740	$1,132,506
12/18	$1,062,131	$1,127,803	$1,044,943
1/19	$1,101,808	$1,218,180	$1,080,792
2/19	$1,118,086	$1,257,294	$1,096,298
3/19	$1,134,364	$1,281,725	$1,115,636
4/19	$1,154,711	$1,333,622	$1,133,105
5/19	$1,116,051	$1,248,873	$1,096,761
6/19	$1,154,711	$1,336,889	$1,152,227
7/19	$1,163,867	$1,356,103	$1,164,387
8/19	$1,157,763	$1,334,621	$1,151,157
9/19	$1,174,041	$1,359,593	$1,158,639
10/19	$1,193,371	$1,389,041	$1,182,551
11/19	$1,211,683	$1,439,462	$1,197,817
12/19	$1,229,848	$1,482,908	$1,208,811
1/20	$1,229,848	$1,482,326	$1,195,158
2/20	$1,149,506	$1,360,302	$1,104,849
3/20	$1,032,083	$1,192,288	$940,182
4/20	$1,092,855	$1,345,131	$983,816
5/20	$1,123,756	$1,409,197	$1,027,402
6/20	$1,141,266	$1,437,222	$1,026,148
7/20	$1,182,467	$1,518,260	$1,065,670
8/20	$1,221,591	$1,627,394	$1,093,288
9/20	$1,203,035	$1,565,558	$1,093,064
10/20	$1,184,479	$1,523,924	$1,053,263
11/20	$1,254,579	$1,690,739	$1,155,014
12/20	$1,288,037	$1,755,745	$1,175,509
1/21	$1,288,037	$1,738,019	$1,176,803
2/21	$1,311,908	$1,785,945	$1,189,011
3/21	$1,353,424	$1,864,161	$1,242,912
4/21	$1,385,599	$1,963,649	$1,253,036
5/21	$1,397,010	$1,977,364	$1,277,316
6/21	$1,417,767	$2,023,525	$1,306,035
7/21	$1,436,450	$2,071,594	$1,312,542
8/21	$1,464,473	$2,134,582	$1,346,915
9/21	$1,432,298	$2,035,303	$1,323,728
10/21	$1,481,079	$2,177,900	$1,385,502
11/21	$1,475,890	$2,162,810	$1,364,759
12/21	$1,519,477	$2,259,738	$1,416,178
1/22	$1,471,140	$2,142,804	$1,380,935
2/22	$1,456,429	$2,078,645	$1,371,506
3/22	$1,491,105	$2,155,824	$1,427,827
4/22	$1,419,650	$1,967,832	$1,360,408
5/22	$1,422,803	$1,971,443	$1,309,612
6/22	$1,357,652	$1,808,712	$1,271,855
7/22	$1,421,752	$1,975,484	$1,321,389
8/22	$1,386,024	$1,894,920	$1,257,970
9/22	$1,309,315	$1,720,400	$1,175,350
10/22	$1,372,363	$1,859,686	$1,247,423
11/22	$1,419,650	$1,963,613	$1,271,631
12/22	$1,388,021	$1,850,480	$1,255,224
1/23	$1,437,958	$1,966,753	$1,307,720
2/23	$1,428,879	$1,918,767	$1,305,660
3/23	$1,464,061	$1,989,213	$1,329,924
4/23	$1,490,165	$2,020,261	$1,345,230
5/23	$1,504,919	$2,029,042	$1,358,100
6/23	$1,553,721	$2,163,112	$1,386,628
7/23	$1,582,094	$2,232,602	$1,406,485
8/23	$1,578,690	$2,197,055	$1,384,233
9/23	$1,536,697	$2,092,304	$1,347,242
10/23	$1,531,022	$2,048,311	$1,338,076
11/23	$1,585,499	$2,235,373	$1,376,799
12/23	$1,621,245	$2,336,928	$1,403,626
1/24	$1,642,718	$2,376,198	$1,428,425
2/24	$1,689,244	$2,503,077	$1,456,003
3/24	$1,725,033	$2,583,612	$1,488,076
4/24	$1,692,823	$2,478,086	$1,467,907
5/24	$1,741,734	$2,600,961	$1,483,924
6/24	$1,778,716	$2,694,289	$1,510,176
7/24	$1,793,032	$2,727,084	$1,527,302
8/24	$1,809,734	$2,793,234	$1,571,822
9/24	$1,834,786	$2,852,890	$1,593,859
10/24	$1,835,979	$2,827,018	$1,585,898
11/24	$1,902,785	$2,992,967	$1,649,381
12/24	$1,889,078	$2,921,620	$1,686,060
1/25	$1,923,380	$3,002,980	$1,723,139
2/25	$1,917,255	$2,963,797	$1,713,558
3/25	$1,858,451	$2,796,804	$1,633,923
4/25	$1,851,100	$2,777,839	$1,607,344
5/25	$1,906,229	$2,952,689	$1,621,859
6/25	$1,957,683	$3,102,841	$1,664,926
7/25	$1,989,535	$3,172,478	$1,676,918
8/25	$2,025,062	$3,236,789	$1,693,238
9/25	$2,064,265	$3,354,932	$1,723,730
10/25	$2,097,342	$3,433,483	$1,767,947
11/25	$2,118,168	$3,441,899	$1,806,526
12/25	$2,132,410	$3,444,006	$1,836,323
1/26	$2,156,638	$3,493,945	$1,856,667

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 2/9/17 (Inception)
Class I	12.13%	10.85%	8.93%
S&P 500® Index	16.35%	14.98%	14.95%
Cboe S&P 500 BuyWrite Index℠	7.75%	9.54%	7.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Feb. 09, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,309,196,126
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 4,595,416
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,309,196,126
# of Portfolio Holdings	193
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$4,595,416

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	49.8%
Common Stocks	50.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	4.0%
Apple, Inc.	3.3%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class C	1.4%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.1%
JPMorgan Chase & Co.	0.9%
Total	20.2%
Footnote	Description
Footnote[a]	Excluding short-term investments

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761